Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 42,531,106
Trading Account Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	9,966,574
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	20,250,998
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,289,789
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 23,745